CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Class A Ordinary Shares
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	49,088,096	21,354,414
Ordinary shares, shares outstanding	49,088,096	21,354,414
Class B Ordinary Shares
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	95,392,968	121,212,562
Ordinary shares, shares outstanding	95,392,968	121,212,562
USD | Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	0.0001
Ordinary shares, shares authorized	1,000,000,000
Ordinary shares, shares issued	49,088,096
Ordinary shares, shares outstanding	49,088,096
USD | Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	0.0001
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares issued	95,392,968
Ordinary shares, shares outstanding	95,392,968